Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment loss	$ 1.1
Content asset		$ 0.5
Company recognized	7.8	$ 0.8
Lease liabilities	2.7
Assets	2.6
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue	1.8
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue	$ 4.0